Document And Entity Information - USD ($)	12 Months Ended
	Oct. 31, 2023	Dec. 13, 2023	Apr. 30, 2023
Document Information [Line Items]
Entity Registrant Name	OPTICAL CABLE CORPORATION
Document Type	10-K
Document, Annual Report	true
Document Period End Date	Oct. 31, 2023
Current Fiscal Year End Date	--10-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document, Transition Report	false
Entity, File Number	0-27022
Entity, Incorporation, State or Country Code	VA
Entity, Tax Identification Number	54-1237042
Entity, Address, Address Line One	5290 Concourse Drive
Entity, Address, City or Town	Roanoke
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24019
City Area Code	540
Local Phone Number	265-0690
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	OCC
Security Exchange Name	NASDAQ
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document, Financial Statement Error Correction Flag	false
Entity Shell Company	false
Entity, Public Float			$ 25,396,122
Entity, Common Stock Shares, Outstanding		7,893,681
Amendment Flag	false
Auditor Name	Brown, Edwards & Company, L.L.P.
Auditor Firm ID	423
Auditor Location	Roanoke, Virginia
Entity Central Index Key	0001000230